Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 99.5%
Communication Services — 9.8%
Capcom Co., Ltd.	174	$6,797
CyberAgent, Inc.	186	10,467
Daiichikosho Co., Ltd.	79	2,126
DeNA Co., Ltd.	182	2,050
Dentsu Group, Inc.	414	9,194
Fuji Media Holdings, Inc.	85	748
GungHo Online Entertainment, Inc.	71	1,295
Hakuhodo DY Holdings, Inc.	456	4,986
Kakaku.com, Inc.	249	5,989
KDDI Corp.	3,266	100,671
Koei Tecmo Holdings Co., Ltd.	113	4,344
Konami Holdings Corp.	180	5,473
LINE Corp.*	101	5,340
Nexon Co., Ltd.	784	20,243
Nintendo Co., Ltd.	205	90,043
Nippon Telegraph & Telephone Corp.	2,385	55,119
Nippon Television Holdings, Inc.	49	528
NTT DOCOMO, Inc.	2,176	59,838
Shochiku Co., Ltd.	19	2,135
SKY Perfect JSAT Holdings, Inc.	232	851
Softbank Corp.	3,516	47,038
SoftBank Group Corp.	3,109	193,927
Square Enix Holdings Co., Ltd.	150	8,001
Toho Co., Ltd.	219	6,494
Tokyo Broadcasting System Holdings, Inc.	65	979
TV Asahi Holdings Corp.	42	574
Z Holdings Corp.	4,997	26,325
Total Communication Services		671,575

Consumer Discretionary — 17.7%
ABC-Mart, Inc.	50	2,639
Aisin Seiki Co., Ltd.	332	9,483
Asics Corp.	332	3,674
ASKUL Corp.	36	1,078
Autobacs Seven Co., Ltd.	114	1,324
Bandai Namco Holdings, Inc.	375	20,646
Benesse Holdings, Inc.	135	3,509
Bic Camera, Inc.	283	2,843
Bridgestone Corp.	1,109	32,453
Casio Computer Co., Ltd.	410	6,484
Denso Corp.	874	31,974
Fast Retailing Co., Ltd.	99	52,482
Fujitsu General Ltd.	106	2,576
Goldwin, Inc.	68	4,032
H2O Retailing Corp.	162	927
Haseko Corp.	530	6,231
Heiwa Corp.	105	1,753
Hikari Tsushin, Inc.	43	9,273
HIS Co., Ltd.	58	680
Honda Motor Co., Ltd.	3,286	78,444
Iida Group Holdings Co., Ltd.	276	4,250
Isetan Mitsukoshi Holdings Ltd.	686	3,114
Isuzu Motors Ltd.	980	7,967
Izumi Co., Ltd.	77	2,953
J Front Retailing Co., Ltd.	486	2,799
JTEKT Corp.	437	2,893
Koito Manufacturing Co., Ltd.	222	8,661
K's Holdings Corp.	329	4,232
Kyoritsu Maintenance Co., Ltd.	48	1,321
Marui Group Co., Ltd.	394	5,675
Mazda Motor Corp.	1,097	6,132
Mitsubishi Motors Corp.	1,207	2,352
NGK Spark Plug Co., Ltd.	373	4,971
NHK Spring Co., Ltd.	310	1,721
Nifco, Inc.	164	3,657

	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Nikon Corp.	626	$4,346
Nissan Motor Co., Ltd.	3,711	12,671
Nissan Shatai Co., Ltd.	126	939
Nitori Holdings Co., Ltd.	143	31,337
NOK Corp.	218	2,355
Oriental Land Co., Ltd.	360	43,140
PALTAC Corp.	63	3,408
Pan Pacific International Holdings Corp.	979	22,250
Panasonic Corp.	4,099	34,892
Rakuten, Inc.	1,523	13,900
Resorttrust, Inc.	127	1,415
Rinnai Corp.	71	5,802
Ryohin Keikaku Co., Ltd.	452	5,416
Sankyo Co., Ltd.	86	2,145
Sanrio Co., Ltd.	114	1,650
Sega Sammy Holdings, Inc.	388	4,363
Sekisui Chemical Co., Ltd.	668	9,047
Sekisui House Ltd.	1,101	19,973
Sharp Corp.	296	2,884
Shimamura Co., Ltd.	43	2,981
Shimano, Inc.	150	32,630
Skylark Holdings Co., Ltd.	374	5,182
Sony Corp.	2,346	179,195
Stanley Electric Co., Ltd.	280	6,663
Subaru Corp.	1,171	22,090
Sumitomo Electric Industries Ltd.	1,446	15,947
Sumitomo Forestry Co., Ltd.	262	2,934
Sumitomo Rubber Industries Ltd.	353	2,925
Sushiro Global Holdings Ltd.	199	4,208
Suzuki Motor Corp.	869	28,537
Takashimaya Co., Ltd.	276	1,827
Tokai Rika Co., Ltd.	93	1,153
Toyo Tire Corp.	192	2,550
Toyoda Gosei Co., Ltd.	142	2,745
Toyota Boshoku Corp.	120	1,394
Toyota Industries Corp.	307	15,505
Toyota Motor Corp.	4,731	278,186
TS Tech Co., Ltd.	100	2,522
USS Co., Ltd.	405	6,018
Wacoal Holdings Corp.	106	1,781
Yamada Denki Co., Ltd.	1,484	6,414
Yamaha Corp.	300	13,761
Yamaha Motor Co., Ltd.	536	7,782
Yokohama Rubber Co., Ltd. (The)	199	2,526
Zensho Holdings Co., Ltd.	185	3,328
ZOZO, Inc.	191	5,167
Total Consumer Discretionary		1,213,087

Consumer Staples — 8.8%
Aeon Co., Ltd.	1,349	31,770
Ain Holdings, Inc.	53	3,379
Ajinomoto Co., Inc.	939	16,910
Ariake Japan Co., Ltd.	35	2,178
Asahi Group Holdings Ltd.	732	23,844
Calbee, Inc.	144	4,569
Coca-Cola Bottlers Japan Holdings, Inc.	268	3,992
Cosmos Pharmaceutical Corp.	34	6,216
Ezaki Glico Co., Ltd.	100	4,616
FamilyMart Co., Ltd.	443	9,880
Fancl Corp.	134	3,840
Fuji Oil Holdings, Inc.	85	2,257
House Foods Group, Inc.	141	4,287
Ito En Ltd.	110	6,471
Itoham Yonekyu Holdings, Inc.	253	1,519
Japan Tobacco, Inc.	2,277	39,023

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
Kagome Co., Ltd.	150	$4,547
Kao Corp.	903	65,216
Kewpie Corp.	212	3,764
Kikkoman Corp.	351	16,317
Kirin Holdings Co., Ltd.	1,470	28,279
Kobayashi Pharmaceutical Co., Ltd.	117	10,358
Kobe Bussan Co., Ltd.	42	2,586
Kose Corp.	55	5,514
Kotobuki Spirits Co., Ltd.	36	1,071
Kusuri no Aoki Holdings Co., Ltd.	31	2,888
Lawson, Inc.	93	4,618
Lion Corp.	485	12,518
Maruha Nichiro Corp.	70	1,338
Matsumotokiyoshi Holdings Co., Ltd.	148	4,920
Megmilk Snow Brand Co., Ltd.	78	1,756
MEIJI Holdings Co., Ltd.	258	20,156
Mitsubishi Shokuhin Co., Ltd.	27	669
Morinaga & Co., Ltd.	78	2,829
Morinaga Milk Industry Co., Ltd.	78	3,630
NH Foods Ltd.	192	8,399
Nichirei Corp.	205	5,801
Nisshin Seifun Group, Inc.	500	7,637
Nissin Foods Holdings Co., Ltd.	133	11,925
Noevir Holdings Co., Ltd.	29	1,197
Pigeon Corp.	207	8,017
Pola Orbis Holdings, Inc.	148	2,440
Rohto Pharmaceutical Co., Ltd.	186	5,726
Sapporo Holdings Ltd.	121	2,073
Seven & i Holdings Co., Ltd.	1,480	44,877
Shiseido Co., Ltd.	746	41,276
Sugi Holdings Co., Ltd.	68	4,926
Sundrug Co., Ltd.	127	4,336
Suntory Beverage & Food Ltd.	241	9,061
Takara Holdings, Inc.	332	2,839
Toyo Suisan Kaisha Ltd.	173	10,472
Tsuruha Holdings, Inc.	70	9,660
Unicharm Corp.	746	33,571
Welcia Holdings Co., Ltd.	97	8,899
Yakult Honsha Co., Ltd.	235	13,358
Yamazaki Baking Co., Ltd.	248	4,147
Yaoko Co., Ltd.	42	3,337
Total Consumer Staples		601,699

Energy — 0.6%
Cosmo Energy Holdings Co., Ltd.	127	1,826
ENEOS Holdings, Inc.	5,764	20,018
Idemitsu Kosan Co., Ltd.	450	9,278
Inpex Corp.	1,755	9,944
Japan Petroleum Exploration Co., Ltd.	57	917
Total Energy		41,983

Financials — 8.8%
77 Bank Ltd. (The)	135	1,808
Acom Co., Ltd.	748	2,625
AEON Financial Service Co., Ltd.	225	1,688
Aozora Bank Ltd.	225	3,590
Bank of Kyoto Ltd. (The)	139	5,081
Chiba Bank Ltd. (The)	1,173	5,347
Chugoku Bank Ltd. (The)	332	2,842
Concordia Financial Group Ltd.	2,138	6,289
Credit Saison Co., Ltd.	303	2,806
Dai-ichi Life Holdings, Inc.	2,076	24,151
Daishi Hokuetsu Financial Group, Inc.	84	1,534
Daiwa Securities Group, Inc.	2,874	12,613

	Shares	Value
Common Stocks (continued)
Financials (continued)
Fukuoka Financial Group, Inc.	318	$4,605
Fuyo General Lease Co., Ltd.	37	2,079
Gunma Bank Ltd. (The)	812	2,542
Hachijuni Bank Ltd. (The)	869	3,205
Hiroshima Bank Ltd. (The)	570	2,598
Hitachi Capital Corp.	79	1,888
Hokuhoku Financial Group, Inc.	246	2,047
Iyo Bank Ltd. (The)	523	3,077
Japan Exchange Group, Inc.	1,031	24,378
Japan Post Bank Co., Ltd.	785	5,836
Japan Post Holdings Co., Ltd.	2,549	17,293
Japan Post Insurance Co., Ltd.	360	4,753
Kansai Mirai Financial Group, Inc.	353	1,329
Kyushu Financial Group, Inc.	728	2,954
Matsui Securities Co., Ltd.	197	1,604
Mebuki Financial Group, Inc.	1,941	4,296
Mitsubishi UFJ Financial Group, Inc.	24,001	89,257
Mitsubishi UFJ Lease & Finance Co., Ltd.	861	3,624
Mizuho Financial Group, Inc.	48,827	58,927
MS&AD Insurance Group Holdings, Inc.	922	22,987
Nishi-Nippon Financial Holdings, Inc.	296	1,839
Nomura Holdings, Inc.	5,796	26,845
Orient Corp.	1,078	1,030
ORIX Corp.	2,402	25,808
Resona Holdings, Inc.	4,157	13,517
SBI Holdings, Inc.	435	9,080
Seven Bank Ltd.	1,249	3,036
Shiga Bank Ltd. (The)	93	2,015
Shinsei Bank Ltd.	359	4,034
Shizuoka Bank Ltd. (The)	961	6,217
Sompo Holdings, Inc.	649	21,208
Sumitomo Mitsui Financial Group, Inc.	2,495	66,074
Sumitomo Mitsui Trust Holdings, Inc.	703	18,019
T&D Holdings, Inc.	1,050	8,570
Tokio Marine Holdings, Inc.	1,250	52,445
Tokyo Century Corp.	119	6,607
Yamaguchi Financial Group, Inc.	450	2,643
Zenkoku Hosho Co., Ltd.	98	3,392
Total Financials		602,032

Health Care — 11.4%
Alfresa Holdings Corp.	334	6,830
Asahi Intecc Co., Ltd.	360	10,038
Astellas Pharma, Inc.	3,578	55,838
Chugai Pharmaceutical Co., Ltd.	1,249	55,947
Daiichi Sankyo Co., Ltd.	1,222	107,002
Eisai Co., Ltd.	508	40,777
H.U. Group Holdings, Inc.	99	2,212
Hisamitsu Pharmaceutical Co., Inc.	137	5,967
Hoya Corp.	697	68,691
JCR Pharmaceuticals Co., Ltd.	28	2,736
Kaken Pharmaceutical Co., Ltd.	65	2,936
Kissei Pharmaceutical Co., Ltd.	57	1,189
Kyowa Kirin Co., Ltd.	478	11,755
M3, Inc.	810	41,216
Mani, Inc.	119	3,043
Medipal Holdings Corp.	282	5,185
Mochida Pharmaceutical Co., Ltd.	50	1,830
Nihon Kohden Corp.	143	4,916
Nippon Shinyaku Co., Ltd.	100	7,689
Nipro Corp.	220	2,343
Olympus Corp.	2,030	36,163
Ono Pharmaceutical Co., Ltd.	823	23,068
Otsuka Holdings Co., Ltd.	806	33,313
PeptiDream, Inc.*	169	6,785

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Santen Pharmaceutical Co., Ltd.	684	$11,515
Sawai Pharmaceutical Co., Ltd.	74	3,500
Shionogi & Co., Ltd.	526	31,138
Ship Healthcare Holdings, Inc.	75	3,221
Sumitomo Dainippon Pharma Co., Ltd.	325	4,045
Suzuken Co., Ltd.	143	5,065
Sysmex Corp.	364	27,993
Taisho Pharmaceutical Holdings Co., Ltd.	82	4,630
Takara Bio, Inc.	91	2,417
Takeda Pharmaceutical Co., Ltd.	2,933	104,193
Terumo Corp.	1,259	47,333
Tsumura & Co.	127	3,160
Total Health Care		785,679

Industrials — 20.4%
AGC, Inc.	354	9,904
Aica Kogyo Co., Ltd.	101	3,253
Amada Co., Ltd.	596	3,997
ANA Holdings, Inc.*	219	4,501
Benefit One, Inc.	114	2,483
Central Japan Railway Co.	348	41,817
COMSYS Holdings Corp.	219	6,421
Dai Nippon Printing Co., Ltd.	529	11,478
Daifuku Co., Ltd.	187	16,802
Daikin Industries Ltd.	510	88,996
DMG Mori Co., Ltd.	198	2,103
East Japan Railway Co.	694	39,849
Ebara Corp.	184	4,326
FANUC Corp.	369	61,791
Fuji Electric Co., Ltd.	241	6,542
Fujikura Ltd.	530	1,419
Fukuyama Transporting Co., Ltd.	64	2,215
Furukawa Electric Co., Ltd.	121	2,869
Glory Ltd.	100	2,169
GS Yuasa Corp.	148	2,282
Hankyu Hanshin Holdings, Inc.	420	11,977
Hino Motors Ltd.	514	2,951
Hitachi Construction Machinery Co., Ltd.	203	5,798
Hitachi Transport System Ltd.	84	2,483
Hoshizaki Corp.	101	7,680
IHI Corp.	247	3,056
ITOCHU Corp.	2,611	56,798
Japan Airlines Co., Ltd.	218	3,529
Japan Airport Terminal Co., Ltd.	92	3,163
Japan Steel Works Ltd. (The)	120	1,689
JGC Holdings Corp.	415	4,176
Kajima Corp.	868	9,490
Kamigumi Co., Ltd.	198	3,592
Kandenko Co., Ltd.	197	1,539
Kawasaki Heavy Industries Ltd.	283	3,838
Kawasaki Kisen Kaisha Ltd.*	162	1,469
Keihan Holdings Co., Ltd.	188	7,610
Keikyu Corp.	477	6,203
Keio Corp.	221	10,953
Keisei Electric Railway Co., Ltd.	269	6,531
Kinden Corp.	244	3,778
Kintetsu Group Holdings Co., Ltd.	345	13,378
Kokuyo Co., Ltd.	162	1,701
Komatsu Ltd.	1,759	34,371
Kubota Corp.	2,114	30,061
Kurita Water Industries Ltd.	211	5,646
Kyowa Exeo Corp.	199	4,675
Kyudenko Corp.	77	2,167
Kyushu Railway Co.	302	5,935
LIXIL Group Corp.	504	6,702

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Mabuchi Motor Co., Ltd.	99	$2,945
Maeda Corp.	260	1,761
Maeda Road Construction Co., Ltd.	65	1,182
Makita Corp.	469	17,899
Marubeni Corp.	3,008	13,798
MINEBEA MITSUMI, Inc.	786	12,801
MISUMI Group, Inc.	535	12,620
Mitsubishi Corp.	2,300	46,107
Mitsubishi Electric Corp.	3,798	49,231
Mitsubishi Heavy Industries Ltd.	550	12,727
Mitsubishi Logistics Corp.	128	3,420
Mitsui & Co., Ltd.	3,176	47,281
Mitsui OSK Lines Ltd.	213	3,483
Miura Co., Ltd.	188	7,050
MonotaRO Co., Ltd.	227	9,672
Nabtesco Corp.	227	6,806
Nagase & Co., Ltd.	211	2,419
Nagoya Railroad Co., Ltd.	374	9,430
Nankai Electric Railway Co., Ltd.	212	4,147
NGK Insulators Ltd.	500	6,181
Nidec Corp.	891	70,577
Nihon M&A Center, Inc.	248	12,009
Nippo Corp.	99	2,623
Nippon Express Co., Ltd.	137	6,492
Nippon Yusen K.K.	317	4,078
Nishi-Nippon Railroad Co., Ltd.	149	3,711
Nisshinbo Holdings, Inc.	268	1,589
NSK Ltd.	855	5,661
NTN Corp.	826	1,422
Obayashi Corp.	1,293	11,471
Odakyu Electric Railway Co., Ltd.	590	12,254
OKUMA Corp.	57	2,191
OSG Corp.	149	2,012
Park24 Co., Ltd.	212	2,847
Penta-Ocean Construction Co., Ltd.	549	2,866
Persol Holdings Co., Ltd.	324	4,100
Pilot Corp.	70	1,930
Recruit Holdings Co., Ltd.	2,428	75,047
Sankyu, Inc.	98	3,379
Sanwa Holdings Corp.	381	3,250
Secom Co., Ltd.	372	31,951
Seibu Holdings, Inc.	400	3,564
Seino Holdings Co., Ltd.	290	3,568
SG Holdings Co., Ltd.	407	14,897
Shimizu Corp.	1,057	7,558
SHO-BOND Holdings Co., Ltd.	88	3,770
SMC Corp.	110	57,294
SMS Co., Ltd.	98	2,422
Sohgo Security Services Co., Ltd.	129	6,058
Sojitz Corp.	2,330	4,870
Sotetsu Holdings, Inc.	149	3,530
Sumitomo Corp.	2,155	23,847
Sumitomo Heavy Industries Ltd.	219	4,244
Tadano Ltd.	225	1,800
Taisei Corp.	385	13,182
TechnoPro Holdings, Inc.	71	3,613
THK Co., Ltd.	219	5,089
Tobu Railway Co., Ltd.	390	10,867
Toda Corp.	443	2,820
Tokyu Corp.	942	10,442
Toppan Printing Co., Ltd.	545	8,160
Toshiba Corp.	850	25,726
TOTO Ltd.	277	10,349
Toyota Tsusho Corp.	428	10,760
Ushio, Inc.	219	2,556

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Industrials (continued)
West Japan Railway Co.	348	$14,903
Yamato Holdings Co., Ltd.	667	17,001
Yaskawa Electric Corp.	495	16,316
Total Industrials		1,399,782

Information Technology — 12.8%
Advantest Corp.	382	20,594
Alps Alpine Co., Ltd.	380	4,755
Amano Corp.	134	2,516
Anritsu Corp.	264	6,272
Azbil Corp.	255	8,465
Brother Industries Ltd.	453	7,001
Canon Marketing Japan, Inc.	91	1,715
Canon, Inc.	1,914	30,340
Citizen Watch Co., Ltd.	523	1,415
Disco Corp.	53	12,617
FUJIFILM Holdings Corp.	679	30,293
Fujitsu Ltd.	364	48,611
GMO internet, Inc.	113	3,260
GMO Payment Gateway, Inc.	76	7,907
Hamamatsu Photonics K.K.	245	10,567
Hirose Electric Co., Ltd.	65	6,806
Hitachi Ltd.	1,779	52,631
Horiba Ltd.	74	3,779
Ibiden Co., Ltd.	207	5,564
Itochu Techno-Solutions Corp.	185	7,480
Japan Aviation Electronics Industry Ltd.	85	1,072
Justsystems Corp.	65	5,010
Keyence Corp.	346	144,709
Konica Minolta, Inc.	889	2,338
Kyocera Corp.	591	32,666
Lasertec Corp.	147	12,791
Murata Manufacturing Co., Ltd.	1,096	68,509
NEC Corp.	480	26,740
NET One Systems Co., Ltd.	162	6,274
Nihon Unisys Ltd.	127	3,838
Nippon Electric Glass Co., Ltd.	155	2,516
Nomura Research Institute Ltd.	499	13,102
NS Solutions Corp.	63	1,642
NTT Data Corp.	1,210	13,630
OBIC Business Consultants Co., Ltd.	29	1,698
Obic Co., Ltd.	128	22,893
Omron Corp.	357	25,425
Oracle Corp. Japan	62	7,436
Otsuka Corp.	199	10,277
Renesas Electronics Corp.*	1,382	7,555
Ricoh Co., Ltd.	1,306	8,338
Rohm Co., Ltd.	158	9,967
SCREEN Holdings Co., Ltd.	77	3,794
SCSK Corp.	80	4,040
Seiko Epson Corp.	520	5,464
Shimadzu Corp.	516	12,987
SUMCO Corp.	446	6,813
Taiyo Yuden Co., Ltd.	240	7,536
TDK Corp.	230	25,408
TIS, Inc.	459	9,863
Tokyo Electron Ltd.	284	77,359
Topcon Corp.	205	1,328
Toshiba TEC Corp.	46	1,760
Trend Micro, Inc.	223	12,971
Ulvac, Inc.	93	2,727
Yokogawa Electric Corp.	465	7,050
Total Information Technology		880,114

	Shares	Value
Common Stocks (continued)
Materials — 5.5%
Air Water, Inc.	341	$4,402
Asahi Kasei Corp.	2,377	16,904
Daicel Corp.	530	3,519
Daido Steel Co., Ltd.	65	1,820
Denka Co., Ltd.	169	4,018
DIC Corp.	156	3,734
Dowa Holdings Co., Ltd.	87	2,534
FP Corp.	45	3,630
Fuji Seal International, Inc.	79	1,408
Hitachi Metals Ltd.	381	4,944
JFE Holdings, Inc.	987	6,385
JSR Corp.	347	7,453
Kaneka Corp.	112	2,616
Kansai Paint Co., Ltd.	371	7,123
Kobe Steel Ltd.*	578	1,848
Kuraray Co., Ltd.	662	6,462
Lintec Corp.	98	2,268
Maruichi Steel Tube Ltd.	121	2,853
Mitsubishi Chemical Holdings Corp.	2,448	13,100
Mitsubishi Gas Chemical Co., Inc.	345	5,439
Mitsubishi Materials Corp.	239	4,853
Mitsui Chemicals, Inc.	329	6,242
Mitsui Mining & Smelting Co., Ltd.	106	2,215
Nippon Kayaku Co., Ltd.	317	3,085
Nippon Paint Holdings Co., Ltd.	297	20,169
Nippon Paper Industries Co., Ltd.	183	2,295
Nippon Shokubai Co., Ltd.	63	3,122
Nippon Steel Corp.	1,569	12,725
Nissan Chemical Corp.	259	13,547
Nitto Denko Corp.	293	16,489
NOF Corp.	130	4,832
Oji Holdings Corp.	1,694	7,050
Rengo Co., Ltd.	402	3,023
Shin-Etsu Chemical Co., Ltd.	764	88,699
Showa Denko K.K.	275	5,660
Sumitomo Bakelite Co., Ltd.	63	1,514
Sumitomo Chemical Co., Ltd.	2,899	8,308
Sumitomo Metal Mining Co., Ltd.	455	13,487
Sumitomo Osaka Cement Co., Ltd.	65	2,179
Taiheiyo Cement Corp.	234	5,057
Taiyo Nippon Sanso Corp.	275	4,315
Teijin Ltd.	354	5,086
Tokai Carbon Co., Ltd.	382	3,299
Tokuyama Corp.	133	3,082
Toray Industries, Inc.	2,912	12,507
Tosoh Corp.	546	7,292
Toyo Seikan Group Holdings Ltd.	290	3,160
Toyobo Co., Ltd.	170	2,344
Ube Industries Ltd.	192	3,111
Yamato Kogyo Co., Ltd.	65	1,318
Zeon Corp.	276	2,637
Total Materials		375,162

Real Estate — 2.1%
Aeon Mall Co., Ltd.	227	2,699
Daito Trust Construction Co., Ltd.	124	9,701
Daiwa House Industry Co., Ltd.	1,249	27,548
Hulic Co., Ltd.	700	5,998
Ichigo, Inc.	388	910
Mitsubishi Estate Co., Ltd.	2,190	31,463
Mitsui Fudosan Co., Ltd.	1,780	27,745
Nomura Real Estate Holdings, Inc.	220	3,646
Open House Co., Ltd.	114	3,228
Relo Group, Inc.	204	3,527
Sumitomo Realty & Development Co., Ltd.	759	19,307

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Tokyo Tatemono Co., Ltd.	381	$4,072
Tokyu Fudosan Holdings Corp.	1,164	4,437
Total Real Estate		144,281

Utilities — 1.6%
Chubu Electric Power Co., Inc.	1,343	15,935
Chugoku Electric Power Co., Inc. (The)	579	7,053
Electric Power Development Co., Ltd.	324	4,397
Hokuriku Electric Power Co.	324	2,072
Kansai Electric Power Co., Inc. (The)	1,397	13,233
Kyushu Electric Power Co., Inc.	889	7,433
Osaka Gas Co., Ltd.	758	13,937
Shikoku Electric Power Co., Inc.	290	1,947
Toho Gas Co., Ltd.	173	7,494
Tohoku Electric Power Co., Inc.	906	8,543
Tokyo Electric Power Co. Holdings, Inc.*	2,992	7,924
Tokyo Gas Co., Ltd.	814	17,172
Total Utilities		107,140

Total Common Stocks
(Cost $7,127,277)		6,822,534

Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%(a)
(Cost $12,320)	12,320	12,320

Total Investments — 99.7%
(Cost $7,139,597)		6,834,854
Other Assets and Liabilities, Net — 0.3%		25,346
Net Assets — 100.0%		$6,860,200

*	Non-income producing securities.
(a)	Reflects the 1-day yield at July 31, 2020.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2020 (unaudited)

Forward Foreign Currency Contracts Outstanding as of July 31, 2020:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2020	Unrealized Appreciation
Japanese Yen	08/06/20	Bank of America	19,828,489	$187,546	$187,552	$6
Unrealized Appreciation				$187,546	$187,552	$6
Total Unrealized Appreciation						$6

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2020	Unrealized (Depreciation)
Japanese Yen	08/06/20	Bank of America	(380,501,748)	$(3,528,359)	$(3,599,050)	$(70,691)
Unrealized Depreciation				$(3,528,359)	$(3,599,050)	$(70,691)
Total Unrealized Depreciation						$(70,691)
Net Unrealized Appreciation (Depreciation)						$(70,685)

As of July 31, 2020, there was no collateral segregated by the counterparty for forward foreign currency contracts.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$6,822,534	$–	$–	$6,822,534
Short-Term Investment:
Money Market Fund	12,320	–	–	12,320
Total Investments in Securities	6,834,854	–	–	6,834,854
Other Financial Instruments:(c)
Forward Foreign Currency Contracts	–	6	–	6
Total Investments in Securities and Other Financial Instruments	$6,834,854	$6	$–	$6,834,860
Liability Valuation Inputs
Other Financial Instruments:(c)
Forward Foreign Currency Contracts	$–	$70,691	$–	$70,691

(b)	For a complete listing of investments and their industries, see the Schedules of Investments.
(c)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.